Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (191,082)	$ (83,775)	$ (529,010)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	99,823	114,845	195,597
Amortization of deferred charges	542	543	6,922
Amortization of debt discount	1,820	0	0
Contingent rental (income) expense	(8,726)	0	0
Debt conversion expense	12,654	0	0
(Gain) loss from sale of assets (including securities)	(22,711)	(16,813)	311,249
Equity (gains) losses of unconsolidated subsidiaries and associated companies	(13,539)	4	600
Impairment losses on vessels	103,724	32,042	121,443
Unrealized foreign exchange loss (gain)	20	(3)	73
Gain on repurchase of convertible bond debt	0	(4,600)	0
Provision for doubtful debts	55	5,370	3,343
Other, net	(529)	168	(8,560)
Changes in operating assets and liabilities:
Trade accounts receivable	11,820	13,557	6,967
Other receivables	(567)	(816)	2,800
Inventories	8,809	(20,107)	17,592
Voyages in progress	7,985	(29,648)	2,638
Prepaid expenses and accrued income	449	1,430	2,479
Trade accounts payable	7,327	1,819	(7,718)
Accrued expenses	(11,058)	(6,632)	(22,172)
Deferred charter revenue and other current liabilities	(4,844)	(548)	(7,794)
Related party balances	(48,839)	58,397	(39,208)
Other, net	4,183	3,341	(388)
Net cash provided by operating activities	(42,684)	68,574	56,853
Investing activities
Change in restricted cash	19,143	13,060	155,581
Additions to newbuildings, vessels and equipment	(2,504)	(14,503)	(82,378)
Proceeds from sale of vessels and equipment	0	10,174	209,028
Dividends received from associated companies	0	0	511
Loans from (to) associated companies	250	(250)	0
Investment in associated companies	(6,001)	(13,298)	(25,047)
Proceeds from sale of investment in associated companies	242	0	0
Receipts from finance leases and loans receivable	2,156	1,824	1,535
Proceeds from sale of other assets	0	0	46,547
Proceeds from sale of shares in subsidiaries	0	0	128,882
Net cash provided by (used in) investing activities	13,286	(2,993)	434,659
Financing activities
Net proceeds from issuance of shares	4,802	0	0
Proceeds from long-term debt	19,798	0	72,000
Repayments of long-term debt	(23,781)	(24,921)	(256,527)
Payment of obligations under finance leases	(50,345)	(64,068)	(295,501)
Lease termination (payments) receipts, net	(4,518)	445	(8,987)
Payment of related party loan note	(402)	0	0
Debt fees paid	0	0	(1,441)
Cash dividends paid	0	0	(17,129)
Net cash used in financing activities	(54,446)	(88,544)	(507,585)
Net decrease in cash and cash equivalents	(83,844)	(22,963)	(16,073)
Cash and cash equivalents at beginning of year	137,603	160,566	176,639
Cash and cash equivalents at end of year	53,759	137,603	160,566
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	91,120	98,991	150,652
Income taxes paid	$ 493	$ 518	$ 406